Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2016
Shareholders' Equity [Abstract]
Summary of employees and directors share option activity

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value

Outstanding at January 1, 2016	4,735,732	$2.92	3.69	$36

Granted	2,589,501	1.62
Exercised	(45,354)	1.56
Expired and forfeited	(1,452,288)	3.19

Outstanding at September 30, 2016 (unaudited)	5,827,591	$2.29	3.85	$1,875

Options vested and expected to vest at September 30, 2016 (unaudited)	5,479,734	$2.50	3.78	$1,686

Exercisable options at September 30, 2016 (unaudited)	2,730,807	$2.93	2.63	$177

Weighted average fair value of options granted during the period		$0.60

Schedule of employee and director options outstanding separated into ranges of exercise prices
Outstanding				Exercisable
Exercise		Weighted average remaining	Weighted average exercise		Weighted average exercise
price per	Options	contractual	price per	Options	price per
share	outstanding	life in years	share	exercisable	share

$ 1.56 - $ 2.13	2,317,003	5.40	$1.64	205,696	$1.62
$ 2.29 - $ 2.91	1,114,623	2.69	$2.66	854,814	$2.65
$ 3.00 - $ 3.14	1,293,183	3.77	$3.03	727,087	$3.05
$ 3.16 - $ 3.32	595,113	2.95	$3.27	435,541	$3.25
$ 3.41 - $ 3.67	507,669	0.62	$3.48	507,669	$3.48

	5,827,591	3.85	$2.47	2,730,807	$2.93

Schedule of options to non-employees

Issuance date	Options outstanding	Exercise price per share	Options exercisable	Exercisable through

February 16, 2012	53,000	$3.16	53,000	Feb-16
February 13, 2013	5,000	$3.14	4,480	Feb-19
August 1, 2013	150,000	$3.08	115,625	Aug-19
May 14, 2014	3,000	$3.32	1,760	May-20
February 18, 2015	3,000	$3.00	1,202	Feb-21
February 10, 2016	40,000	$1.44	5,000	Feb-22

	254,000		181,067

Schedule of stock-based compensation
	Nine months ended September 30,
	2016	2015
	Unaudited

Cost of revenues	$51	$48
Research and development	243	210
Sales and marketing	153	199
General and administrative	300	327

	$747	$784